iShares
®
U.S. Medical Devices ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Health Care Equipment  —  99 .8%
Abbott Laboratories ........................ 5,619,448 $ 509,908,711
Alphatec Holdings, Inc.
(a) (b)
.................... 552,267 4,777,110
AngioDynamics, Inc.
(a)
...................... 192,701 2,507,040
Artivion, Inc.
(a)
............................ 199,227 4,476,631
AtriCure, Inc.
(a) (b)
.......................... 236,173 6,608,121
Axogen, Inc.
(a)
............................ 248,011 11,455,628
Baxter International, Inc.
(b)
.................... 2,408,666 51,352,759
Becton Dickinson & Co. ..................... 920,631 139,319,089
Beta Bionics, Inc.
(a) (b)
....................... 189,122 2,963,542
Boston Scientific Corp.
(a)
..................... 2,814,640 120,128,835
Butterfly Network, Inc. , Class A
(a) (b)
.............. 998,244 8,405,214
CONMED Corp. ........................... 140,419 4,595,914
Dexcom, Inc.
(a) (b)
.......................... 1,799,606 121,203,464
Edwards Lifesciences Corp.
(a) (b)
................ 1,582,459 143,149,241
Enovis Corp.
(a) (b)
........................... 268,459 5,557,101
Envista Holdings Corp.
(a)
..................... 758,914 19,997,384
GE HealthCare Technologies, Inc. .............. 2,121,491 135,796,639
Glaukos Corp.
(a)
........................... 273,917 38,282,640
Globus Medical, Inc. , Class A
(a) (b)
............... 528,466 41,754,099
IDEXX Laboratories, Inc.
(a) (b)
.................. 244,302 128,610,345
Inspire Medical Systems, Inc.
(a) (b)
............... 122,284 5,455,089
Insulet Corp.
(a)
............................ 323,033 49,181,774
Integer Holdings Corp.
(a) (b)
.................... 158,356 14,798,368
Integra LifeSciences Holdings Corp.
(a) (b)
........... 312,028 5,604,023
Intuitive Surgical, Inc.
(a)
...................... 1,142,606 454,391,554
iRadimed Corp. ........................... 37,557 3,588,947
IRhythm Holdings, Inc.
(a)
..................... 153,257 18,229,920
LeMaitre Vascular, Inc. ...................... 98,048 9,408,686
LivaNova PLC
(a) (b)
.......................... 256,198 21,067,162
Medtronic PLC ........................... 1,695,447 132,634,819
Novocure Ltd.
(a)
........................... 491,544 7,446,892
Omnicell, Inc.
(a) (b)
.......................... 212,101 8,806,433
Orthofix Medical, Inc.
(a) (b)
..................... 188,514 1,723,018
Penumbra, Inc.
(a)
.......................... 183,433 57,918,970
Procept Biorobotics Corp.
(a) (b)
.................. 265,452 5,993,906
QuidelOrtho Corp.
(a) (b)
....................... 318,023 5,570,173
ResMed, Inc. ............................ 676,500 131,836,320
SI-BONE, Inc.
(a) (b)
.......................... 184,080 3,004,186
Security Shares Value
a
Health Care Equipment (continued)
STERIS PLC ............................. 457,396 $ 96,313,876
Stryker Corp. ............................ 1,113,123 350,455,644
Tandem Diabetes Care, Inc.
(a) (b)
................ 319,601 4,822,779
Teleflex, Inc. ............................. 206,466 26,171,630
TransMedics Group, Inc.
(a) (b)
................... 161,185 10,705,908
Varex Imaging Corp.
(a)
...................... 196,343 2,047,857
Zimmer Biomet Holdings, Inc. ................. 902,254 77,675,047
a
Total Common Stocks — 99.8%
(Cost: $ 4,060,995,294 ) ............................... 3,005,702,488
a
Rights
Asset Management & Custody Banks  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(a) (b)
................ 970,066 9,701
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 9,701
Total Long-Term Investments — 99.8%
(Cost: $ 4,060,995,294 ) ............................... 3,005,712,189
a
Short-Term Securities
Money Market Funds  —  4 .8%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.82%
(c) (d) (e)
............................ 139,654,559 139,696,456
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................. 4,109,865 4,109,865
a
Total Short-Term Securities — 4.8%
(Cost: $ 143,797,478 ) ................................ 143,806,321
Total Investments — 104.6%
(Cost: $ 4,204,792,772 ) ............................... 3,149,518,510
Liabilities in Excess of Other Assets — ( 4 .6 ) % ............... (137,889,583)
Net Assets — 100.0% ................................. $ 3,011,628,927
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 37,188,529  $ 102,487,749
(a)
$ —  $ 20,201  $ (23) $ 139,696,456  139,654,559  $ 34,622
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 3,406,512  703,353
(a)
—  —  —  4,109,865  4,109,865  43,335  —
$ —  $ 20,201  $ (23)
$ 143,806,321
$ 77,957  $ —

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
U.S. Medical Devices ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 31 09/18/26 $ 5,009 $ 89,642
E-Mini Technology Select Sector Index ....................................................... 1 09/18/26 387 17,469
$ 107,111
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,005,702,488  $ —  $ —  $ 3,005,702,488
Rights ................................................ —  9,701  —  9,701
Short-Term Securities
Money Market Funds ...................................... 143,806,321  —  —  143,806,321
$ 3,149,508,809  $ 9,701  $ —  $ 3,149,518,510
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 107,111  $ —  $ —  $ 107,111
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.